Right-of-Use Assets and Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
7	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	213,761	739,244	175,488
Less: Amortization	(190,487)	(143,079)	(33,965)
Termination of right-of-use asset	(142,507)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	739,244	596,165	141,523

Lease liabilities
Balance brought forward	215,647	747,819	177,524
Add: Imputed interest	24,391	19,703	4,677
Less: Principal repayment	(205,000)	(156,000)	(37,032)
Termination of lease liability	(145,696)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	747,819	611,522	145,169
Future minimum lease payments together with the present value of net minimum lease payments are as follows:
Minimum lease payment:
Not later than one (1) year	312,000	312,000	74,065
Later than one (1) year and not later than five (5) years	494,000	338,000	80,238
	806,000	650,000	154,303
Less: Future interest charges	(58,181)	(38,478)	(9,134)
Present value of lease payment	747,819	611,522	145,169

Repayment as follows:
Lease liabilities current portion	276,524	284,499	67,537
Lease liabilities non-current portion	471,295	327,023	77,632
	747,819	611,522	145,169

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	190,487	143,079	33,965
Interest expense on lease liabilities	24,391	19,703	4,677
Extinguishment of right-of-use assets and liabilities	(3,188)	—	—
Expense relating to short-term leases and leases of low-value assets	12,499	53,943	12,805
Total	224,189	216,725	51,447

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi pertaining to the rental of our principal office for two years with option to renew for additional year with monthly rental amounted RM 26,000 (December 31, 2024: RM 26,000).

The extension options for lease of office premise has been included in lease liabilities. Subsequent renewal is negotiated with Mr. Lee Seng Chi to align with the Group’s business needs.

7	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Right-Of-Use Assets
Balance brought forward	141,572	213,761	47,763
Less: Amortization	(118,444)	(190,487)	(42,562)
Termination of right-of-use asset	(94,381)	(142,507)	(31,842)
Add: New lease recognized	285,014	858,477	191,817
Balance carried forward	213,761	739,244	165,176

Lease Liabilities
Balance brought forward	146,640	215,647	48,184
Add: Imputed interest	9,066	24,391	5,450
Less: Principal repayment	(126,000)	(205,000)	(45,805)
Termination of lease liability	(99,073)	(145,696)	(32,554)
Add: New lease recognized	285,014	858,477	191,817
Balance carried forward	215,647	747,819	167,092

Lease liability current portion	141,816	276,524	61,786
Lease liability non-current portion	73,831	471,295	105,306

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	118,444	190,487	42,562
Interest expense on lease liabilities	9,066	24,391	5,450
Extinguishment of right-of-use asset and liabilities	(4,692)	(3,189)	(713)
Expense relating to short-term leases and leases of low-value assets	295	12,500	2,793
Total	123,113	224,189	50,092

	As of December 31, 2024	As of December 31, 2024
	RM	Convenience Translation USD
Maturities of Lease
Year ending December 31, 2025	276,524	61,786
Year ending December 31, 2026	292,705	65,402
Year ending December 31, 2027	178,590	39,904
Total	747,819	167,092

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi pertaining to the rental of our principal office for two years with option to renew for additional year with monthly rental amounted RM 26,000 (2023: RM 12,500).

The extension options for lease of office premise has been included in lease liabilities. Subsequent renewal is negotiated with Mr. Lee Seng Chi to align with the Group’s business needs.